Earnings per share	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings per share

34.	Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year, excluding treasury shares.

	2024	2023	2022

Income attributable to the shareholders of the company	3,153,881	2,837,422	1,670,755

Weighted average number of shares issued (thousands)	2,419,831	2,420,710	2,419,961

Basic earnings per share (in R$)	1.30	1.17	0.69

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding, excluding treasury shares, to assume the conversion of all potential dilutive shares.

	2024	2023	2022

Income attributable to the shareholders of the company	3,153,881	2,837,422	1,670,755

Weighted average number of shares issued (thousands)	2,420,199	2,420,758	2,420,245

Diluted earnings per share (in R$)	1.30	1.17	0.69

The calculation of diluted earnings per share considered 368 thousand (47 thousand in 2023 and 284 thousand in 2022) shares related to the long-term, as mentioned in Note 27.